Debt (Details 3)	Mar. 31, 2021
From March 26, 2021 through September 30, 2021 [Member]
Applicable interest rate	7.47%
From and after September 30, 2021 through September 30, 2022 [Member]
Applicable interest rate	10.87%
From and after September 30, 2022 through September 30, 2023 [Member]
Applicable interest rate	12.87%
From and after September 30, 2023 through September 30, 2024 [Member]
Applicable interest rate	14.87%
From and after September 30, 2024 through September 30, 2025 [Member]
Applicable interest rate	16.87%
From and after September 30, 2025 through the Maturity Date. [Member]
Applicable interest rate	18.87%